Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of geographical areas [line items]
Revenue	€ 682.9	€ 617.8
United Kingdom
Disclosure of geographical areas [line items]
Revenue	202.4	179.5
Italy
Disclosure of geographical areas [line items]
Revenue	125.8	114.5
Germany
Disclosure of geographical areas [line items]
Revenue	111.2	87.2
Sweden
Disclosure of geographical areas [line items]
Revenue	44.5	49.5
France
Disclosure of geographical areas [line items]
Revenue	52.1	43.0
Norway
Disclosure of geographical areas [line items]
Revenue	31.0	31.4
Austria
Disclosure of geographical areas [line items]
Revenue	34.8	30.6
Spain
Disclosure of geographical areas [line items]
Revenue	23.7	19.5
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 57.4	€ 62.6